Schedule of Segment Expenses (Details) - USD ($)		1 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended	9 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2025
Segment Reporting Information [Line Items]
General and administrative	$ 10,423		$ 329,471	$ 319,048
COLUMBUS CIRCLE CAPITAL CORP I [Member]
Segment Reporting Information [Line Items]
General and administrative				999,076	$ 4,261	$ 13,124			$ 1,917,681
Interest earned on marketable securities held in Trust Account				2,624,404					$ 3,824,027
Formation and operational costs								$ 23,544
PROCAP BTC, LLC [Member]
Segment Reporting Information [Line Items]
General and administrative		$ 7,858		$ 4,325,350			$ 4,333,208